Provisions	6 Months Ended
Jun. 30, 2025
Disclosure of other provisions [abstract]
Provisions
Note 15 - Provisions
Changes in the Group's current and non-current provisions were as follows:

	Warranties	Employee benefits	Litigation	Other	Total
Balance as of January 1, 2024	144,693	3,222	35,676	8,762	192,353
Additions	32,241	6,426	1,133	2,470	42,270
Utilization	(18,337)	(952)	—	(1,168)	(20,457)
Reversals	(22,157)	(553)	—	(3,649)	(26,359)
Unwinding of discount and effect in changes due to discount rate	1,988	—	—	—	1,988
Effect of foreign currency exchange differences	(5,382)	(747)	—	(375)	(6,504)
Balance as of June 30, 2024	133,046	7,396	36,809	6,040	183,291
of which current	37,740	7,396	36,809	3,548	85,493
of which non-current	95,306	—	—	2,492	97,798

Balance as of January 1, 2025	128,591	902	27,135	10,898	167,526
Additions[1]	56,724	5,373	—	31,411	93,508
Utilization	(29,439)	(887)	(53)	(9,951)	(40,330)
Reversals	(15,440)	(648)	(583)	(143)	(16,814)
Unwinding of discount and effect in changes due to discount rate	(456)	—	—	—	(456)
Effect of foreign currency exchange differences	13,367	897	—	1,267	15,531
Balance as of June 30, 2025	153,347	5,637	26,499	33,482	218,965
of which current	59,702	5,637	26,499	22,926	114,764
of which non-current	93,645	—	—	10,556	104,201
1 - Includes a restructuring provision in the amount of $13,629 recognized during the six months ended June 30, 2025, allocated in the "Other" column.